Other Intangible Assets, Net - Schedule of Other Intangible Assets Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Intangible Assets Future Amortization Expense [Abstract]
2025	$ 7,230
2026	6,961
2027	4,516
2028	3,095
2029	2,678
Thereafter	1,796
Estimated amortization expense	$ 26,276	$ 37,317